Property, plant and equipment - Capitalized Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, Interest Costs Capitalised	R$ 959,967	R$ 1,160,364
Average Capitalisation Rate Per Month, Property, Plant and Equipment	11.17%	10.98%